Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies
Schedule of useful lives

Computer equipment	3	-	5	years
Software	2	-	5	years
Furniture and fixtures			7	years
Leasehold improvements				Lesser of remaining lease term or expected service life of improvement